Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
HubPages, Inc. [Member]
Related Party Transactions

7. Related Party Transactions

During the six months ended June 30, 2018 and 2017, an officer of the Company and his family were paid $7,064 and $8,973, respectively, as publisher partners based on advertising impressions on websites hosting their independent content on the Company’s various channels.

During the six months ended June 30, 2018 and 2017, the brother of the Company’s Chief Executive Officer was paid $6,000 and $0, respectively, for computer services.

8. Related Party Transactions

An officer of the Company and his family were paid $13,303 and $5,343 in the years ended December 31, 2017 and 2016, respectively, as publisher partners based on advertising impressions on websites hosting their independent content on the Company’s various channels.